INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Interests in Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Operating expenses	$ (3,231)	$ (2,665)	$ (2,680)
Taxation	(1,102)	(623)	(285)
Profit (loss) for the year	3,174	1,049	(222)
Total comprehensive income for the year, net of tax	3,245	1,029	(219)
Immaterial associates
Disclosure of associates [line items]
Revenue	64	50	39
Operating expenses	(27)	(26)	(18)
Taxation	(10)	(7)	(5)
Profit (loss) for the year	27	17	16
Total comprehensive income for the year, net of tax	$ 27	$ 17	$ 16
Rand Refinery (Pty) Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate	42.40%